Consolidated Statements of Operations (USD $)	12 Months Ended		51 Months Ended
	Dec. 28, 2013	Dec. 31, 2012	Dec. 28, 2013
Revenues	$ 587,225	$ 0	$ 587,225
Cost of sales
Materials and direct production costs	470,115	0	470,115
Facility commissioning costs	1,896,822	0	1,896,822
Depreciation	680,839	0	680,839
Impairment loss on inventory	4,642,262	0	4,642,262
Total Cost of sales	7,690,038	0	7,690,038
Gross loss	(7,102,813)	0	(7,102,813)
Expenses
Marketing and promotion	663,438	672,305	1,594,475
Amortization and depreciation	174,555	278,805	560,418
General and administrative	5,681,467	6,608,524	20,936,061
Total Expenses	6,519,459	7,559,634	23,090,953
Loss before other items	(13,622,272)	(7,559,634)	(30,193,766)
Other income (expense):
Research and development	(355,099)	(660,229)	(2,595,116)
Gain on disposal of assets	790	0	790
Interest	(2,058,738)	(99,655)	(2,455,400)
Write off of equipment	(13,368)	(593,894)	(704,516)
Impairment loss on inventory	0	(303,663)	(303,663)
Fair value adjustment derivative liabilities	452,845	(98,285)	(113,011)
Bargain purchase	425,909	0	425,909
Other	0	0	1,177
Total Other income (expense)	(1,547,661)	(1,755,726)	(5,743,830)
Net loss	(15,169,933)	(9,315,360)	(35,937,596)
Other comprehensive income (loss)
Exchange differences on translating to presentation currency	1,044,337	(35,685)
Comprehensive loss	$ (14,125,596)	$ (9,351,045)
Loss per share (basic and diluted)	$ (0.34)	$ (0.22)
Weighted average number of common shares outstanding	44,508,011	43,009,226